As filed with the Securities and Exchange Commission on November 24, 2008.

File No. 333-49475

File No. 811-08075

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-6

REGISTRATION STATEMENT

UNDER THE SECURITIES ACT OF 1933

☐    Pre-Effective Amendment No.

☒    Post-Effective Amendment No. 12

and/or

REGISTRATION STATEMENT

UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 88

Massachusetts Mutual Variable Life Separate Account I

(Exact Name of Registrant)

Massachusetts Mutual Life Insurance Company

(Name of Depositor)

1295 State Street, Springfield, Massachusetts 01111

(Address of Depositor’s Principal Executive Offices)

(413) 788-8411

John E. Deitelbaum

Corporate Vice President and Associate General Counsel

Massachusetts Mutual Life Insurance Company

1295 State Street

Springfield, Massachusetts 01111

(Name and Address of Agent for Service)

Approximate date of proposed public offering:	Continuous

It is proposed that this filing will become effective (check appropriate box)

☒	immediately upon filing pursuant to paragraph (b) of Rule 485.

☐	on pursuant to paragraph (b) of Rule 485.

☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485.

☐	on pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:

☐	this post effective amendment designates a new effective date for a previously filed post effective amendment.

PARTS A AND B

The Prospectus and Statement of Additional Information, each dated May 1, 2008, are incorporated into Parts A and B, respectively, of this Post-Effective Amendment No. 12 by reference to Registrant’s filing under Rule 485(b) as filed on April 28, 2008 and declared effective on May 1, 2008.

This Post-Effective Amendment No. 12 also incorporates by reference a supplement dated September 19, 2008 to various prospectuses, including Variable Universal Life, filed pursuant to Rule 497(e) under the Securities Act of 1933 on September 19, 2008 in connection with Registration Statement File No. 333-49475.

A supplement to the Prospectus and a supplement to the Statement of Additional Information, each dated November 24, 2008, are included in Parts A and B, respectively, of this Post-Effective Amendment No. 12.

SUPPLEMENT DATED NOVEMBER 24, 2008 TO PROSPECTUSES DATED MAY 1, 2008 AS

SUPPLEMENTED ON SEPTEMBER 19, 2008 FOR

VUL GuardSM 1

Survivorship VUL GuardSM 1

Variable Universal Life II (“VUL II”) 1

Survivorship Variable Universal Life II (“SVUL II”) 2

Variable Universal Life (“VUL”) 2, 3

Variable Life Select (“VLS”) 3, 4

Variable Life Plus (“VLP”) 3, 5

1	Issued by Massachusetts Mutual Life Insurance Company (“MassMutual”) where available.

2	Issued by MassMutual in California and New York, and by C.M. Life Insurance Company (“C.M. Life”) in all other jurisdictions where available.

3	This product is no longer available for sale.

4	Issued by MassMutual in New York and Puerto Rico and by MML Bay State Life Insurance Company (“MML Bay State”) in all other jurisdictions.

5	Issued by MassMutual in New York and by MML Bay State in all other jurisdictions.

The following information amends all of the above-listed prospectuses:

The following Riders will not be issued for existing policies after December 31, 2008.

1. For VLS:

Accidental Death Benefit Rider

Insurability Protection Rider

2. For VUL:

Guaranteed Insurability Rider

Other Insured Rider

3. For VLP:

Accidental Death Benefit Rider

Insurability Protection Rider

4. For Survivorship VUL Guard and SVUL II:

Survivorship Term Rider

5. For VUL Guard and VUL II:

Additional Insurance Rider

Guaranteed Insurability Rider

Other Insured Rider

November 24, 2008	Page 1 of 2	Li4200_08_2

The following information amends the above-listed prospectus for VUL Guard:

The paragraph below is inserted as a new paragraph under the heading “Additional Benefits You Can Get By Rider”.

You may choose all of the riders described; however, the Disability Benefit, Waiver of Monthly Charges and Waiver of Specified Premium Riders may not be used in combination. After you have selected and been issued one of these three riders, you may not terminate the rider and choose one of the other two riders.

The following information amends the above-listed prospectuses for VUL II and VUL:

The paragraph below is inserted as a new paragraph under the heading “Additional Benefits You Can Get By Rider”.

You may choose all of the riders described; however, the Disability Benefit and Waiver of Monthly Charges Riders may not be used in combination. After you have selected and been issued one of these two riders, you may not terminate the rider and choose the other rider.

There are no other changes being made at this time.

November 24, 2008	Page 2 of 2	Li4200_08_2

SUPPLEMENT DATED NOVEMBER 24, 2008 TO STATEMENTS OF ADDITIONAL INFORMATION

DATED MAY 1, 2008 FOR

VUL GuardSM 1

Survivorship VUL GuardSM 1

Variable Universal Life II (“VUL II”) 1

Survivorship Variable Universal Life II (“SVUL II”) 2

Variable Universal Life (“VUL”) 2, 3

Variable Life Select (“VLS”) 3, 4

Variable Life Plus (“VLP”) 3, 5

1	Issued by Massachusetts Mutual Life Insurance Company (“MassMutual”) where available.

2	Issued by MassMutual in California and New York, and by C.M. Life Insurance Company (“C.M. Life”) in all other jurisdictions where available.

3	This product is no longer available for sale.

4	Issued by MassMutual in New York and Puerto Rico and by MML Bay State Life Insurance Company (“MML Bay State”) in all other jurisdictions.

5	Issued by MassMutual in New York and by MML Bay State in all other jurisdictions.

The following information amends the above-listed Statements of Additional Information:

The following Riders will not be issued for existing policies after December 31, 2008.

1. For VLS:

Accidental Death Benefit Rider

Insurability Protection Rider

2. For VUL:

Guaranteed Insurability Rider

Other Insured Rider

3. For VLP:

Accidental Death Benefit Rider

Insurability Protection Rider

4. For Survivorship VUL Guard and SVUL II:

Survivorship Term Rider

5. For VUL Guard and VUL II:

Additional Insurance Rider

Guaranteed Insurability Rider

Other Insured Rider

November 24, 2008	Page 1 of 1

PART C

OTHER INFORMATION

Item 26.	Exhibits

Exhibit (a)	i.	Resolution of the Board of Directors of Massachusetts Mutual Life Insurance Company, establishing the Separate Account — Incorporated by reference to Initial Registration Statement on Form S-6, File No. 333-22557, as filed with the Commission as an exhibit on February 28, 1997

Exhibit (b)	Not Applicable

Exhibit (c)	i.	Underwriting and Servicing Agreement dated as of May 1, 1996 between MML Distributors, LLC and Massachusetts Mutual Life Insurance Company on its own behalf and on behalf of Massachusetts Mutual Variable Life Separate Account I — Incorporated by reference to Initial Registration Statement on Form S-6, File No. 333-22557, as filed with the Commission as an exhibit on February 28, 1997

ia.     Amendments No. 1, 2, 3, 4, and 5 dated as of August 15, 1997, August 31, 1998, December 20, 2004, March 31, 2006, and March 31, 2007, respectively, to Underwriting and Servicing Agreement dated May 1, 1996 between MML Distributors, LLC and Massachusetts Mutual Life Insurance Company — Incorporated by reference to Post Effective Amendment No. 17 to Registration Statement on Form N-6, File No. 333-50410, as filed with the Commission as an exhibit on April 25, 2008

	ii.	Form of Broker-Dealer Selling Agreement — Incorporated by reference to Initial Registration Statement on Form S-6, File No. 333-22557, as filed with the Commission as an exhibit on February 28, 1997

Exhibit (d)	i.	Form of Flexible Premium Adjustable Variable Life Insurance Policy — Incorporated by reference to Initial Registration Statement on Form S-6, File No. 333-49457, as filed with the Commission as an exhibit on April 6, 1998

	ii.	Form of Disability Benefit Rider (DBVL-98) — Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-6, File No. 333-49475, as filed with the Commission as an exhibit on February 24, 2004

	iii.	Form of Guaranteed Insurability Rider (GIVL-98) — Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-6, File No. 333-49475, as filed with the Commission as an exhibit on February 24, 2004

	iv.	Form of Other Insured Rider (OIVL-98) — Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-6, File No. 333-49475, as filed with the Commission as an exhibit on February 24, 2004

	v.	Form of Substitute of Insured Rider (SIVL-98) — Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-6, File No. 333-49475, as filed with the Commission as an exhibit on February 24, 2004

	vi.	Form of Waiver of Monthly Charges Rider (WMVL-98M) — Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-6, File No. 333-49475, as filed with the Commission as an exhibit on February 24, 2004

	vii.	Form of Accelerated Death Benefit Rider — Incorporated by reference to Initial Registration Statement on Form S-6, File No. 333-50410, as filed with the Commission as an exhibit on November 21, 2000

Exhibit (e)	Form of Individual and Survivorship Life Insurance Application (rev 8/07) — Incorporated by reference to Post Effective Amendment No. 17 to Registration Statement on Form N-6, File No. 333-50410, as filed with the Commission as an exhibit on April 25, 2008

Exhibit (f)	i.

Charter documentation as amended through August 10, 2008 of Massachusetts Mutual Life Insurance Company — Incorporated by reference to Post-Effective Amendment No. 18 to Registration Statement on Form N-6, File No. 333-50410, as filed with the Commission as an exhibit on November 24, 2008

	ii.	By-Laws of Massachusetts Mutual Life Insurance Company — Incorporated by reference to Initial Registration Statement on Form N-6, File No. 333-150916, as filed with the Commission as an exhibit on May 14, 2008

Exhibit (g)	Form of Reinsurance Contracts — Incorporated by reference to Post-Effective Amendment No. 2 to Registration Statement on Form N-6, File No. 333-50410, as filed with the Commission as an exhibit on July 8, 2002

	i.	Schedule of Reinsurers — Incorporated by reference to Post Effective Amendment No. 16 to Registration Statement on Form N-6, File No. 333-50410, as filed with the Commission as an exhibit on April 25, 2007

Exhibit (h)	i.	Participation Agreements, Selling, Servicing Agreements:

a.      AIM Variable Insurance Funds, Inc. — Participation Agreement dated April 30, 2004 among AIM Variable Insurance Funds, A I M Distributors, Inc., and Massachusetts Mutual Life Insurance Company — Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-6, File No. 333-150916, as filed with the Commission as an exhibit on September 12, 2008

a1.    AIM Variable Insurance Funds Inc. — Amendment #1 effective as of July 1, 2008 to Participation Agreement dated as of April 30, 2004 — Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-6, File No. 333-150916, as filed with the Commission as an exhibit on September 12, 2008

b.	American Century Variable Portfolios, Inc. — Form of Shareholder Services Agreement dated as of May 14, 1998 among American Century Investment Management, Inc., Massachusetts Mutual Life Insurance Company and C.M. Life Insurance Company — Incorporated by reference to Pre-Effective Amendment No. 2 to Registration Statement on Form S-6, File No. 333-41657, as filed with the Commission as an exhibit on May 26, 1998

b1.    American Century Variable Portfolios, Inc. — Amendment No. 1 dated as of May 1, 1999 to Shareholder Services Agreement dated May 14, 1998 — Incorporated by reference to Post Effective Amendment No. 17 to Registration Statement on Form N-6, File No. 333-50410, as filed with the Commission as an exhibit on April 25, 2008

b2.    American Century Variable Portfolios, Inc. — Amendment No. 2 effective as of September 1, 1999 to Shareholder Services Agreement dated May 14, 1998 and amended May 1, 1999 — Incorporated by reference to Post Effective Amendment No. 17 to Registration Statement on Form N-6, File No. 333-50410, as filed with the Commission as an exhibit on April 25, 2008

b3.    American Century Variable Portfolios, Inc. — Amendment No. 3 effective as of January 1, 2000 to Shareholder Services Agreement dated May 14, 1998, amended May 1, 1999 and September 1, 1999 — Incorporated by reference to Post Effective Amendment No. 17 to Registration Statement on Form N-6, File No. 333-50410, as filed with the Commission as an exhibit on April 25, 2008

b4.    American Century Variable Portfolios, Inc. — Amendment No. 4 effective as of August 1, 2003 to Shareholder Services Agreement dated May 14, 1998, amended May 1, 1999 and September 1, 1999 — Incorporated by reference to Post Effective Amendment No. 17 to Registration Statement on Form N-6, File No. 333-50410, as filed with the Commission as an exhibit on April 25, 2008

c.	American Funds Insurance Series — Form of Fund Participation Agreement dated as of March 7, 2003 by and between American Funds Insurance Series, Capital Research and Management Company, and Massachusetts Mutual Life Insurance Company — Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-6, File No. 333-101495, as filed with the Commission as an exhibit on March 27, 2003

c1.    American Funds Insurance Series — Amendment No. 2 dated as of May 1, 2006 to Fund Participation Agreement dated as of March 7, 2003 and amended as of August 1, 2004 — Incorporated by reference to Post Effective Amendment No. 17 to Registration Statement on Form N-6, File No. 333-50410, as filed with the Commission as an exhibit on April 25, 2008

d.	DWS VIT Investment Funds — Form of Fund Participation Agreement made as of September 1, 1999 by and among BT Insurance Funds Trust, Bankers Trust Company, Massachusetts Mutual Life Insurance Company and C.M. Life Insurance Company — Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-4, File No. 333-80991, as filed with the Commission as an exhibit on September 20, 1999

d1.    DWS VIT Investment Funds — Amendment No. 3 dated as April 24, 2001 to Fund Participation Agreement dated as of September 1, 1999 by and among BT Insurance Funds Trust, Bankers Trust Company, Massachusetts Mutual Life Insurance Company and C.M. Life Insurance Company — Incorporated by reference to Post Effective Amendment No. 17 to Registration Statement on Form N-6, File No. 333-50410, as filed with the Commission as an exhibit on April 25, 2008

d2.    DWS VIT Investment Funds — Amendment No. 4 dated as of January 16, 2001 to Fund Participation Agreement dated as of September 1, 1999 by and between Scudder Investments VIT Funds (formerly Deutsche Asset Management VIT Funds), Deutsche Asset Management, Inc., Massachusetts Mutual Life Insurance Company and C.M. Life Insurance Company — Incorporated by reference to Post Effective Amendment No. 17 to Registration Statement on Form N-6, File No. 333-50410, as filed with the Commission as an exhibit on April 25, 2008

d3.    DWS VIT Investment Funds — Amendment No. 5 dated as of August 1, 2004 to Fund Participation Agreement dated as of September 1, 1999 — Incorporated by reference to Post Effective Amendment No. 17 to Registration Statement on Form N-6, File No. 333-50410, as filed with the Commission as an exhibit on April 25, 2008

d4.    DWS VIT Investment Funds — Amendment No. 6 dated as of October 1, 2006 to Fund Participation Agreement dated as of September 1, 1999 by and among DWS Investments VIT Funds (formerly, Scudder Investments VIT Funds and Deutsche Asset Management VIT Funds, and BT Insurance Funds Trust) Deutsche Asset Management, Inc., and Massachusetts Mutual Life Insurance Company and C.M. Life Insurance Company — Incorporated by reference to Post Effective Amendment No. 17 to Registration Statement on Form N-6, File No. 333-50410, as filed with the Commission as an exhibit on April 25, 2008

e.	Fidelity Variable Insurance Products Fund II — Participation Agreement dated May 1, 1998 among Variable Insurance Products Fund II, Fidelity Distributors Corporation and Massachusetts Mutual Life Insurance Company — Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-6, File No. 333-150916, as filed with the Commission as an exhibit on September 12, 2008

e1.    Fidelity Variable Insurance Products Fund II — Amendment effective as of the May 1, 1998 to Participation Agreement dated May 1, 1998 — Incorporated by reference to Post Effective Amendment No. 17 to Registration Statement on Form N-6, File No. 333-50410, as filed with the Commission as an exhibit on April 25, 2008

e2.    Fidelity Variable Insurance Products Fund II — Amendment effective as of April 15, 2001 to Participation Agreement dated May 1, 1998 — Incorporated by reference to Post Effective Amendment No. 17 to Registration Statement on Form N-6, File No. 333-50410, as filed with the Commission as an exhibit on April 25, 2008

e3.    Fidelity® Variable Insurance Products Fund II — Amendment effective June 30, 2008 to Participation Agreement dated as of May 1, 1998 — Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-6, File No. 333-150916, as filed with the Commission as an exhibit on September 12, 2008

f.	Franklin Templeton Variable Products Series Fund — Form of Participation Agreement dated as of May 1, 2000 between Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc. Massachusetts Mutual Life Insurance Company, C.M. Life Insurance Company and MML Bay State Life Insurance Company — Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-4, File No. 333-80991, as filed with Commission as an exhibit on September 20, 1999

f1.    Franklin Templeton Variable Products Series Fund — Amendment No. 2 effective May 1, 2003 to Participation Agreement dated as of May 1, 2000 — Incorporated by reference to Post Effective Amendment No. 17 to Registration Statement on Form N-6, File No. 333-50410, as filed with the Commission as an exhibit on April 25, 2008

f2.    Franklin Templeton Variable Products Series Fund — Amendment No. 3 effective June 5, 2007 to Participation Agreement dated as of May 1, 2000 — Incorporated by reference to Post Effective Amendment No. 17 to Registration Statement on Form N-6, File No. 333-50410, as filed with the Commission as an exhibit on April 25, 2008

g.	Goldman Sachs Variable Insurance Trust — Form of Participation Agreement dated October 23, 1998 by and between Goldman Sachs Variable Insurance Trust, Goldman Sachs & Co. and Massachusetts Mutual Life Insurance Company — Incorporated by reference to Initial Registration Statement on Form S-6, File No. 333-65887, as filed with the Commission as an exhibit on October 20, 1998

g1.    Goldman Sachs Variable Insurance Trust — Amendment effective November 1, 1999 to Participation Agreement dated October 23, 1998 — Incorporated by reference to Post Effective Amendment No. 17 to Registration Statement on Form N-6, File No. 333-50410, as filed with the Commission as an exhibit on April 25, 2008

g2.    Goldman Sachs Variable Insurance Trust — Amendment No. 2 effective May 1, 2000 to Participation Agreement dated October 23, 1998 — Incorporated by reference to Post Effective Amendment No. 17 to Registration Statement on Form N-6, File No. 333-50410, as filed with the Commission as an exhibit on April 25, 2008

g3.    Goldman Sachs Variable Insurance Trust — Amendment No. 3 effective April 15, 2001 to Participation Agreement dated October 23, 1998, and amended on November 1, 1999 and May 1, 2000 — Incorporated by reference to Post Effective Amendment No. 17 to Registration Statement on Form N-6, File No. 333-50410, as filed with the Commission as an exhibit on April 25, 2008

g4.    Goldman Sachs Variable Insurance Trust — Amendment No. 4 effective May 1, 2003 to Participation Agreement dated October 23, 1998, and amended on November 1, 1999, May 1, 2000, April 15, 2001 and May 1, 2003 — Incorporated by reference to Post Effective Amendment No. 17 to Registration Statement on Form N-6, File No. 333-50410, as filed with the Commission as an exhibit on April 25, 2008

h.	Janus Aspen Series — Form of Fund Participation Agreement dated August 30, 1999 between Janus Aspen Series and Massachusetts Mutual Life Insurance Company — Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-4, File No. 333-80991, as filed with the Commission on September 20, 1999

h1.    Janus Aspen Series — Amendment effective April 15, 2001 to Fund Participation Agreement dated August 30, 1999 — Incorporated by reference to Post Effective Amendment No. 17 to Registration Statement on Form N-6, File No. 333-50410, as filed with the Commission as an exhibit on April 25, 2008

i.	MFS Variable Insurance Trust — Form of Participation Agreement dated September 4, 1998, among MFS Variable Insurance Trust, Massachusetts Mutual Life Insurance Company and Massachusetts Financial Services Company — Incorporated by reference to Initial Registration Statement on Form S-6, File No. 333-65887, as filed with the Commission as an exhibit on October 20, 1998

i1.     MFS Variable Insurance Trust — Amendment No. 6 dated September 2003 to Participation Agreement dated September 4, 1998 — Incorporated by reference to Post Effective Amendment No. 17 to Registration Statement on Form N-6, File No. 333-50410, as filed with the Commission as an exhibit on April 25, 2008

i2.     MFS Variable Insurance Trust — Amendment No. 7 dated August 1, 2004 to Participation Agreement dated September 4, 1998 — Incorporated by reference to Post Effective Amendment No. 17 to Registration Statement on Form N-6, File No. 333-50410, as filed with the Commission as an exhibit on April 25, 2008

i3.     MFS Variable Insurance Trust — Amendment dated May 1, 2007 to Participation Agreement dated September 4, 1998 — Incorporated by reference to Post-Effective Amendment No. 18 to Registration Statement on Form N-6, File No. 333-50410, as filed with the Commission as an exhibit on November 24, 2008

j.	MML Series Investment Fund — Form of Participation Agreement dated November 17, 2005, between MML Series Investment Fund, Massachusetts Mutual Life Insurance Company and MML Bay State Life Insurance Company and C.M. Life Insurance Company — Incorporated by reference to Initial Registration Statement on Form N-4, File No. 333-130156, as filed with the Commission as an exhibit on December 6, 2005

j1.     MML Series Investment Fund — First Amendment to Participation Agreement dated November 17, 2005 — Incorporated by reference to Post Effective Amendment No. 17 to Registration Statement on Form N-6, File No. 333-50410, as filed with the Commission as an exhibit on April 25, 2008

j2.     MML Series Investment Fund — Amendment dated as of August 26, 2008 to Participation Agreement dated November 17, 2005 — Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-6, File No. 333-150916, as filed with the Commission as an exhibit on September 12, 2008

k.	MML Series Investment Fund II — Form of Participation Agreement dated November 17, 2005, between MML Series Investment Fund II, Massachusetts Mutual Life Insurance Company and MML Bay State Life Insurance Company and C.M. Life Insurance Company — Incorporated by reference to Initial Registration Statement on Form N-4, File No. 333-130156, as filed with the Commission as an exhibit on December 6, 2005

k1.    MML Series Investment Fund II — First Amendment to Participation Agreement dated November 17, 2005 — Incorporated by reference to Post Effective Amendment No. 17 to Registration Statement on Form N-6, File No. 333-50410, as filed with the Commission as an exhibit on April 25, 2008

k2.    MML Series Investment Fund II — Amendment dated as of August 26, 2008 to Participation Agreement dated as of November 17, 2005 — Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-6, File No. 333-150916, as filed with the Commission as an exhibit on September 12, 2008

l.	Oppenheimer Variable Account Funds — Participation Agreement, entered into as of May 1, 2006 and executed on November 20, 2007, by and among Oppenheimer Variable Account Funds, OppenheimerFunds, Inc., Massachusetts Mutual Life Insurance Company, MML Bay State Life Insurance Company, and C.M. Life Insurance Company — Incorporated by reference to Post Effective Amendment No. 17 to Registration Statement on Form N-6, File No. 333-50410, as filed with the Commission as an exhibit on April 25, 2008

m.	Panorama Series Fund, Inc. — Participation Agreement dated May 1, 2006, among Panorama Series Fund, Inc., OppenheimerFunds, Inc., Massachusetts Mutual Life Insurance Company, MML Bay State Life Insurance Company, and C.M. Life Insurance Company — Incorporated by reference to Post Effective Amendment No. 17 to Registration Statement on Form N-6, File No. 333-50410, as filed with the Commission as an exhibit on April 25, 2008

n.	T. Rowe Price Equity Series, Inc. — Participation Agreement dated as of June 1, 1998 among T. Rowe Price Equity Series, Inc., T. Rowe Price Investment Services, Inc. and Massachusetts Mutual Life Insurance Company — Incorporated by reference to Initial Registration Statement on Form S-6, File No. 333-65887, as filed with the Commission as an exhibit on October 20, 1998

n1.    T. Rowe Price Equity Series, Inc. — Amendment effective as of December 15, 1999 (T. Rowe Price Fixed Income Series, Inc., becomes a party) to Participation Agreement dated as of June 1, 1998 — Incorporated by reference to Post Effective Amendment No. 17 to Registration Statement on Form N-6, File No. 333-50410, as filed with the Commission as an exhibit on April 25, 2008

n2.    T. Rowe Price Equity Series, Inc. — Amendment effective as of May 1, 2006 to Participation Agreement dated as of June 1, 1998 — Incorporated by reference to Post Effective Amendment No. 17 to Registration Statement on Form N-6, File No. 333-50410, as filed with the Commission as an exhibit on April 25, 2008

n3.    T. Rowe Price Equity Series, Inc. — Amendment executed on January 7, 2008 to Participation Agreement dated as of June 1, 1998 — Incorporated by reference to Post Effective Amendment No. 17 to Registration Statement on Form N-6, File No. 333-50410, as filed with the Commission as an exhibit on April 25, 2008

ii.	Shareholder Information Agreements

	a.	AIM Investment Services, Inc. — Incorporated by reference to Post Effective Amendment No. 16 to Registration Statement on Form N-6, File No. 333-50410, as filed with the Commission as an exhibit on April 25, 2007

	b.	American Century Investment Services, Inc. — Incorporated by reference to Post Effective Amendment No. 16 to Registration Statement on Form N-6, File No. 333-50410, as filed with the Commission as an exhibit on April 25, 2007

	c.	American Funds Service Company — Incorporated by reference to Post Effective Amendment No. 16 to Registration Statement on Form N-6, File No. 333-50410, as filed with the Commission as an exhibit on April 25, 2007

c1.    American Funds - Amendment No. 1 dated August 22, 2008 to Shareholder Information Agreement dated March 27, 2007 - Incorporated by reference to Post-Effective Amendment No. 18 to Registration Statement on Form N-6, File No. 333-50410, as filed with the Commission as an exhibit on November 24, 2008

	d.	DWS Scudder Distributors, Inc. — Incorporated by reference to Post Effective Amendment No. 16 to Registration Statement on Form N-6, File No. 333-50410, as filed with the Commission as an exhibit on April 25, 2007

	e.	Fidelity Distributors Corporation — Incorporated by reference to Post Effective Amendment No. 16 to Registration Statement on Form N-6, File No. 333-50410, as filed with the Commission as an exhibit on April 25, 2007

	f.	Franklin/Templeton Distributors, Inc. — Incorporated by reference to Post Effective Amendment No. 16 to Registration Statement on Form N-6, File No. 333-50410, as filed with the Commission as an exhibit on April 25, 2007

	g.	Goldman Sachs & Co. — Incorporated by reference to Post Effective Amendment No. 16 to Registration Statement on Form N-6, File No. 333-50410, as filed with the Commission as an exhibit on April 25, 2007

	h.	Janus Aspen Series — Incorporated by reference to Post Effective Amendment No. 16 to Registration Statement on Form N-6, File No. 333-50410, as filed with the Commission as an exhibit on April 25, 2007

	i.	MFS Fund Distributors, Inc. — Incorporated by reference to Post Effective Amendment No. 16 to Registration Statement on Form N-6, File No. 333-50410, as filed with the Commission as an exhibit on April 25, 2007

	j.	MML Series Investment Fund — Incorporated by reference to Post Effective Amendment No. 16 to Registration Statement on Form N-6, File No. 333-50410, as filed with the Commission as an exhibit on April 25, 2007

	k.	MML Series Investment Fund II — Incorporated by reference to Post Effective Amendment No. 16 to Registration Statement on Form N-6, File No. 333-50410, as filed with the Commission as an exhibit on April 25, 2007

	l.	OppenheimerFunds Services, OppenheimerFunds Distributor, Inc. — Incorporated by reference to Post Effective Amendment No. 16 to Registration Statement on Form N-6, File No. 333-50410, as filed with the Commission as an exhibit on April 25, 2007

	m.	T. Rowe Price Services, Inc., T. Rowe Price Investment Services, Inc. — Incorporated by reference to Post Effective Amendment No. 16 to Registration Statement on Form N-6, File No. 333-50410, as filed with the Commission as an exhibit on April 25, 2007

Exhibit (i)	Not Applicable

Exhibit (j)	Not Applicable

Exhibit (k)	Opinion and Consent of Counsel as to the legality of the securities being registered *

Exhibit (l)	Not Applicable

Exhibit (m)	Not Applicable

Exhibit (n)	i.	Consent of Independent Registered Public Accounting Firm — KPMG LLP *

	ii.	Powers of Attorney — Incorporated by reference to Post-Effective Amendment No. 12 to Registration Statement on Form N-4, File No. 333-81015, as filed with the Commission as an exhibit on April 25, 2008

Exhibit (o)	Not Applicable

Exhibit (p)	Not Applicable

Exhibit (q)	SEC Procedures Memorandum describing MassMutual issuance, transfer, and redemption procedures for the Policy — Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-6, File No. 333-150916, as filed with the Commission as an exhibit on September 12, 2008

*	Filed herewith.

Item 27.	Directors and Officers of the Depositor

Directors of Massachusetts Mutual Life Insurance Company

Roger G. Ackerman, Lead Director P.O. Box 45 Phoenix, NY 13135	Robert M. Furek, Director 1370 Cutler Court Marco Island, FL 34145

Thomas C. Barry, Director 320 Park Avenue, 28th Floor New York, NY 10022	Raymond W. LeBoeuf, Director 1590 Galleon Drive Naples, FL 34101-7716

Kathleen A. Corbet, Director 49 Cross Ridge Road New Caanan, CT 06840	William B. Marx, Jr., Director 5 Peacock Lane Village of Golf, FL 33436-5299

James H. DeGraffenreidt, Jr., Director 101 Constitution Avenue, NW Washington, DC 20080	John F. Maypole, Director 55 Sandy Hook Road - North Sarasota, FL 34242

Patricia Diaz Dennis, Director 175 East Houston, Room 11-A-50 San Antonio, TX 78205	Marc Racicot, Director 1130 Connecticut Ave., NW, Suite 1000 Washington, DC 20036

William B. Ellis, Director 31 Pound Foolish Lane Glastonbury, CT 06033 Robert A. Essner, Director 5 Giralda Farms Madison, NJ 07940 Officers of Massachusetts Mutual Life Insurance Company

Stuart H. Reese, Director, Chairman, President and
Chief Executive Officer (Principal Executive Officer)

1295 State Street

Springfield, MA 01111

William T. Spitz, Director

16 Wynstone

Nashville, TN 37215

Todd G. Picken, Corporate Vice President and Treasurer 1295 State Street Springfield, MA 01111

Roger W. Crandall, Executive Vice President, Chief Operating Officer and Chief Investment Officer 1295 State Street Springfield, MA 01111

William F. Glavin, Jr., Executive Vice President and Co-Chief Operating Officer 1295 State Street Springfield, MA 01111

John V. Murphy, Executive Vice President 1295 State Street Springfield, MA 01111 Mark Roellig, Executive Vice President, General Counsel and Secretary 1295 State Street Springfield, MA 01111

Michael T. Rollings, Executive Vice President and Chief Financial Officer 1295 State Street Springfield, MA 01111

Elaine A. Sarsynski, Executive Vice President 1295 State Street Springfield, MA 01111

Norman A. Smith, Corporate Vice President and Corporate Controller 1295 State Street Springfield, MA 01111

Item 28.	Persons Controlled by or Under Common Control with the Depositor or the Registrant.

Incorporated herein by reference to Item 28 in Post-Effective Amendment No. 18 to Registration Statement on Form N-6 for Massachusetts Mutual Variable Life Separate Account I (File No. 333-50410), as filed with the Securities and Exchange Commission on November 24, 2008.

Item 29.	Indemnification

MassMutual directors and officers are indemnified under Article V of the by-laws of Massachusetts Mutual Life Insurance Company, as set forth below.

Article	V. of the Bylaws of MassMutual provides for indemnification of directors and officers as follows:

Article	V. Subject to limitations of law, the Company shall indemnify:

(a)	each director, officer or employee;

(b)	any individual who serves at the request of the Company as a director, board member, committee member, officer or employee of any organization or any separate investment account; or

(c)	any individual who serves in any capacity with respect to any employee benefit plan,

from and against all loss, liability and expense imposed upon or incurred by such person in connection with any action, claim or proceeding of any nature whatsoever, in which such person may be involved or with which he or she may be threatened, by reason of any alleged act, omission or otherwise while serving in any such capacity. Indemnification shall be provided although the person no longer serves in such capacity and shall include protection for the person’s heirs and legal representatives.

Indemnities hereunder shall include, but not be limited to, all costs and reasonable counsel fees, fines, penalties, judgments or awards of any kind, and the amount of reasonable settlements, whether or not payable to the Company or to any of the other entities described in the preceding paragraph, or to the policyholders or security holders thereof.

Notwithstanding the foregoing, no indemnification shall be provided with respect to:

(1)	any matter as to which the person shall have been adjudicated in any proceeding not to have acted in good faith in the reasonable belief that his or her action was in the best interests of the Company or, to the extent that such matter relates to service with respect to any employee benefit plan, in the best interests of the participants or beneficiaries of such employee benefit plan;

(2)	any liability to any entity which is registered as an investment company under the Federal Investment Company Act of 1940 or to the security holders thereof, where the basis for such liability is willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of office; and

(3)	any action, claim or proceeding voluntarily initiated by any person seeking indemnification, unless such action, claim or proceeding had been authorized by the Board of Directors or unless such person’s indemnification is awarded by vote of the Board of Directors.

In any matter disposed of by settlement or in the event of an adjudication which in the opinion of the General Counsel or his delegate does not make a sufficient determination of conduct which could preclude or permit indemnification in accordance with the preceding paragraphs (1), (2) and (3), the person shall be entitled to indemnification unless, as determined by the majority of the disinterested directors or in the opinion of counsel (who may be an officer of the Company or outside counsel employed by the Company), such person’s conduct was such as precludes indemnification under any such paragraph.

The Company may at its option indemnify for expenses incurred in connection with any action or proceeding in advance of its final disposition, upon receipt of a satisfactory undertaking for repayment if it be subsequently determined that the person thus indemnified is not entitled to indemnification under this Article V.

Item 30.	Principal Underwriters

(a)	MML Distributors, LLC, a controlled subsidiary of MassMutual, acts as principal underwriter for policies that utilize registered separate accounts of MassMutual, C.M. Life and MML Bay State. MML Distributors, LLC also acts as principal underwriter for MML Series Investment Fund and MML Series Investment Fund II, registered investment companies.

(b)	The following people are officers and member representatives of the principal underwriter.

OFFICERS AND MEMBER REPRESENTATIVES MML DISTRIBUTORS, LLC

Name	Officer	Business Address
William F. Glavin	Chief Executive Officer, President and Springfield OSJ Supervisor	1295 State Street Springfield, MA 01111-0001

Peter G. Lahaie	Chief Financial Officer, Vice President and Treasurer

Andrew Dickey	Member Representative Massachusetts Mutual Life Insurance Co. Member Representative MassMutual Holding L.L.C. Registration Manager	1295 State Street Springfield, MA 01111-0001

Robert S. Rosenthal	Vice President Chief Legal Officer Secretary	1295 State Street Springfield, MA 01111-0001

Kevin LaComb	Assistant Treasurer	1295 State Street Springfield, MA 01111-0001

Edward K. Duch, III	Assistant Secretary	1295 State Street Springfield, MA 01111-0001

Jennifer Dupuis-Krause	Assistant Secretary	1295 State Street Springfield, MA 01111-0001

Susan Scanlon	Chief Compliance Officer and Enfield OSJ Supervisor	100 Bright Meadow Blvd. Enfield, CT 06082

Stephen Alibozek	Entity Contracting Officer	1295 State Street Springfield, MA 01111-0001

Kathy Rogers	Continuing Education Officer	1295 State Street Springfield, MA 01111-0001

Michael Hicks	Registration Manager	1295 State Street Springfield, MA 01111-0001

Donna Watson	Cash and Trading Supervisor Assistant Treasurer	1295 State Street Springfield, MA 01111-0001

Bruce C. Frisbie	Assistant Treasurer	1295 State Street Springfield, MA 01111-0001

Robert Wittneben	Chief Information Officer	1295 State Street Springfield, MA 01111-0001

Lenore MacWade	Assistant Treasurer	1295 State Street Springfield, MA 01111-0001

Cade Cherry	Assistant Treasurer	1295 State Street Springfield, MA 01111-0001

Eric Wietsma	Retirement Services Supervisor and Fund Product Distribution Officer	1295 State Street Springfield, MA 01111-0001

Michael R. Fanning	USIG Operations Supervisor	1295 State Street Springfield, MA 01111-0001

William McCauley	Assistant Vice President and Assistant Treasurer	1295 State Street Springfield, MA 01111-0001

Melissa Millan	USIG Product/Sales Supervisor	100 Bright Meadow Blvd. Enfield, CT 06082

Douglas Russell	Variable Annuity Product Distribution Officer Retirement Income Supervisor and	100 Bright Meadow Blvd. Enfield, CT 06082

Jo-Anne Rankin	Variable Life Product Distribution Officer	100 Bright Meadow Blvd. Enfield, CT 06082

Christine Peaslee	Assistant Secretary	1295 State Street Springfield, MA 01111-0001

(c)	Name	Commissions	Other Compensation[1]
	MML Distributors, LLC	$27,119	$299,076
	MML Investors Services, Inc.	$721,754	$2,526,430

[1]

MML Distributors receives compensation for its activities as underwriter for policies that utilize the Separate Account. MML Investors Services, Inc. acts as a retail distributor for the policies that utilize the Separate Account pursuant to a services agreement with the Depositor.

Item 31.	Location of Accounts and Records

All accounts, books, or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are maintained by the Registrant through Massachusetts Mutual Life Insurance Company, 1295 State Street, Springfield, Massachusetts 01111.

Item 32.	Management Services

Not Applicable

Item 33.	Fee Representation

REPRESENTATION UNDER SECTION 26(f)2(A) OF

THE INVESTMENT COMPANY ACT OF 1940

With respect to the policy described in this Registration Statement, Massachusetts Mutual Life Insurance Company hereby represents that the fees and charges deducted under the flexible premium variable universal life insurance policy, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Massachusetts Mutual Life Insurance Company.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Massachusetts Mutual Variable Life Separate Account I, certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 12 to Registration Statement No. 333-49475 under Rule 485(b) under the Securities Act of 1933 and has caused this Post-Effective Amendment to be signed on its behalf by the undersigned thereunto duly authorized, in the City of Springfield and the Commonwealth of Massachusetts, on the 24th day of November, 2008.

MASSACHUSETTS MUTUAL VARIABLE LIFE SEPARATE ACCOUNT I (Registrant)

By:	Stuart H. Reese*
Stuart H. Reese President and Chief Executive Officer Massachusetts Mutual Life Insurance Company

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY (Depositor)

By:	Stuart H. Reese*
Stuart H. Reese President and Chief Executive Officer Massachusetts Mutual Life Insurance Company

By:	/s/ John E. Deitelbaum	On November 24, 2008
*John E. Deitelbaum
Attorney-in-Fact

As required by the Securities Act of 1933, this Post-Effective Amendment No. 12 to Registration Statement No. 333-49475 has been signed by the following persons, as officers and directors of the Depositor, in the capacities and on the dates indicated.

Signature	Title	Date

STUART H. REESE* Stuart H. Reese	Director, President and Chief Executive Officer (Principal Executive Officer)	November 24, 2008

MICHAEL T. ROLLINGS* Michael T. Rollings	Chief Financial Officer (Principal Financial Officer)	November 24, 2008

NORMAN A. SMITH* Norman A. Smith	Controller (Principal Accounting Officer)	November 24, 2008

ROGER G. ACKERMAN* Roger G. Ackerman	Director	November 24, 2008

THOMAS C. BARRY* Thomas C. Barry	Director	November 24, 2008

KATHLEEN A. CORBET* Kathleen Corbet	Director	November 24, 2008

JAMES H. DEGRAFFENREIDT, JR.* James H. DeGraffenreidt, Jr.	Director	November 24, 2008

PATRICIA DIAZ DENNIS* Patricia Diaz Dennis	Director	November 24, 2008

WILLIAM B. ELLIS* William B. Ellis	Director	November 24, 2008

ROBERT ESSNER* Robert Essner	Director	November 24, 2008

ROBERT M. FUREK* Robert M. Furek	Director	November 24, 2008

RAYMOND W. LEBOEUF* Raymond W. LeBoeuf	Director	November 24, 2008

WILLIAM B. MARX, JR.* William B. Marx, Jr.	Director	November 24, 2008

JOHN F. MAYPOLE* John F. Maypole	Director	November 24, 2008

MARC RACICOT* Marc Racicot	Director	November 24, 2008

WILLIAM T. SPITZ* William T. Spitz	Director	November 24, 2008

/S/ JOHN E. DEITELBAUM	November 24, 2008
*John E. Deitelbaum
As Attorney-in-Fact pursuant to Powers of Attorney

INDEX TO EXHIBITS

Exhibit (k)	Opinion and Consent of Counsel as to the legality of the securities being registered

Exhibit (n) i.	Consent of Independent Registered Public Accounting Firm — KPMG LLP